Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Commercial sale of products	€ 35,659	€ 943
Rendering of services	4,434	751	€ 2,140
Sale of clinical supply	8,534	3,719	2,206
Licenses	2,547	2,365	2,607
Total revenue	51,174	7,778	6,953
Revenue (geographical)
Total revenue	51,174	7,778	6,953
Goods or services transferred over time [member]
Revenue
Total revenue	4,434	751	2,140
Revenue (geographical)
Total revenue	4,434	751	2,140
Goods or services transferred at point in time [member]
Revenue
Total revenue	46,740	7,027	4,813
Revenue (geographical)
Total revenue	46,740	7,027	4,813
Commercial customers [Member]
Revenue
Total revenue	35,659	943
Revenue (geographical)
Total revenue	35,659	943
Collaboration partners and license agreements [Member]
Revenue
Total revenue	15,515	6,835	6,953
Revenue (geographical)
Total revenue	15,515	6,835	6,953
Europe [member]
Revenue
Total revenue	552
Revenue (geographical)
Total revenue	552
North America [member]
Revenue
Total revenue	44,156	6,856	2,679
Revenue (geographical)
Total revenue	44,156	6,856	2,679
China [member]
Revenue
Total revenue	6,466	922	4,274
Revenue (geographical)
Total revenue	€ 6,466	€ 922	€ 4,274